                                                          [EQUITRUST LOGO]

                                                EquiTrust Money
                                                Market Fund, Inc.

                                                ANNUAL REPORT
                                                JULY 31, 2002

                                                INVESTMENT MANAGER AND
                                                PRINCIPAL UNDERWRITER

                                                EQUITRUST INVESTMENT
                                                MANAGEMENT SERVICES, INC.

                                                5400 UNIVERSITY AVENUE
                                                WEST DES MOINES, IA 50266

                                                1-877-860-2904
                                                      225-5586 (DES MOINES)

                                                     www.equitrust.com
                                                This report is not to be
                                                distributed unless preceded or
                                                accompanied by a prospectus.

                                                   Shareholder Account Access
                                                       now available
                                                    at www.equitrust.com

737-128(02)

PRESIDENT'S LETTER

Dear Shareholder:

    During the last 12 months, the rates available to money market investors have continued to decline due to the restrictions placed on money market funds to invest in short-term securities in order to preserve capital and maintain liquidity. The Fed funds' rate, which is the rate that banks charge each other for overnight loans, is the rate from which other short-term investments are pegged. During the last 12 months, the Fed fund's rate was cut 200 basis-points, which was in addition to the 275 basis-points previously cut since this easing cycle began. Currently, the rate is 1.75%, which is a 40-year low. Many things happened to contribute to the cut; most on the minds of Americans was the tragedy of September 11, which affected the health of this country significantly. In fact, the National Bureau of Economic Research commented that the attacks of September 11 deepened the contraction, which they declared actually started in March, 2001.

    The investment world is also reeling from corporate fraud situations such as Enron, WorldCom, Adelphia Communications and Imclone. Accounting integrity is under question and both institutional and individual investors are pulling dollars out of the market until further uncertainties are removed. Our Fund continues to hold only top-tier commercial paper and government agency obligations and will continue to maintain its high quality holdings.

    During the past two years, the financial markets have been very volatile. Money market funds play an important role in any portfolio. They provide an additional investment opportunity and offer a liquid haven for short-term investments and emergency cash reserves. As we endure volatility in the capital markets, a money market fund can be a good tool in which to invest while you evaluate the riskier assets.

                                          /s/ Craig A. Lang

                                           CRAIG A. LANG
                                           PRESIDENT

September 3, 2002

    An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

    Past performance is not a guarantee of future results.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2002

 ASSETS
 Investments in securities, at value (equivalent to
  amortized cost).......................................    $ 24,367,367
 Cash...................................................         402,300
 Receivables:
   Accrued interest.....................................           4,024
   Fund shares sold.....................................         259,372
 Prepaid expenses and other assets......................           1,752
                                                            ------------
 Total Assets...........................................    $ 25,034,815
                                                            ============
 LIABILITIES AND NET ASSETS
 Liabilities:
   Accounts payable to EquiTrust Investment Management
    Services, Inc.......................................    $     12,881
   Fund shares reacquired...............................         340,469
   Accrued expenses.....................................          12,506
   Dividends payable....................................              82
                                                            ------------
 Total Liabilities......................................         365,938

 Net assets applicable to 24,668,877 shares of capital
  stock outstanding.....................................      24,668,877
                                                            ------------

 Total Liabilities and Net Assets.......................    $ 25,034,815
                                                            ============

 NET ASSET VALUE PER SHARE..............................    $      1.000
                                                            ============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 2002

 INVESTMENT INCOME
 Interest...............................................    $    601,878

 EXPENSES
 Paid to EquiTrust Investment Management
  Services, Inc.:
  Investment advisory and management fees...............          69,400
  Shareholder service, transfer and dividend disbursing
   agent fees...........................................          85,031
  Accounting fees.......................................          13,880
 Custodian fees.........................................          59,168
 Professional fees......................................          21,110
 Directors' fees and expenses...........................          14,127
 Reports to shareholders................................          25,781
 Registration fees......................................          17,770
 Miscellaneous..........................................           3,785
                                                            ------------
 Total Expenses.........................................         310,052
 Fees paid indirectly...................................          (4,506)
                                                            ------------
 Net Expenses...........................................         305,546
                                                            ------------
 Net Increase in Net Assets Resulting from Operations...    $    296,332
                                                            ============

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                            YEAR ENDED JULY 31,
                                          ------------------------
                                             2002         2001
                                          -----------  -----------
OPERATIONS
Net investment income...................  $   296,332  $ 1,308,393
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income...................     (296,332)  (1,308,393)
                                          -----------  -----------
                                              -0-          -0-
CAPITAL SHARE TRANSACTIONS..............   (4,454,213)  (1,185,890)
                                          -----------  -----------
Total Decrease in Net Assets............   (4,454,213)  (1,185,890)
NET ASSETS
Beginning of year.......................   29,123,090   30,308,980
                                          -----------  -----------
End of year.............................  $24,668,877  $29,123,090
                                          ===========  ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2002

                                                    ANNUALIZED
                                                     YIELD ON
                                                     PURCHASE    PRINCIPAL
                                                       DATE       AMOUNT        VALUE
                                                    ----------  -----------  ------------
COMMERCIAL PAPER (21.59%)
------------------------------
  NONDEPOSITORY INSTITUTIONS
  American General Finance Corp., 1.76%, due
   10/10/02.......................................      1.757%  $  600,000   $   600,000
  American General Finance Corp., 1.76%, due
   10/23/02.......................................      1.758      500,000       500,000
  ChevronTexaco Corp., 1.76%, due 9/30/02.........      1.756      400,000       400,000
  ChevronTexaco Corp., 1.76%, due 10/03/02........      1.756      800,000       800,000
  General Electric Capital Corp., 1.77%, due
   10/01/02.......................................      1.766      450,000       450,000
  General Electric Capital Corp., 1.77%, due
   10/04/02.......................................      1.766      500,000       500,000
  IBM Corp., 1.75%, due 9/11/02...................      1.747    1,000,000     1,000,000
  Wells Fargo Financial, 1.73%, due 8/23/02.......      1.732      425,000       425,000
  Wells Fargo Financial, 1.75%, due 10/28/02......      1.748      650,000       650,000
                                                                             -----------
Total Commercial Paper............................                             5,325,000
UNITED STATES GOVERNMENT AGENCIES (77.19%)
--------------------------------------------------
  Federal Farm Credit Bank, due 8/06/02...........      1.750      425,000       424,898
  Federal Farm Credit Bank, due 8/22/02...........      1.665      500,000       499,521
  Federal Home Loan Bank, due 8/12/02.............      1.740      950,000       949,502
  Federal Home Loan Bank, due 8/14/02.............      1.731    1,225,000     1,224,245
  Federal Home Loan Bank, due 8/19/02.............      1.730      925,000       924,212
  Federal Home Loan Bank, due 8/26/02.............      1.695      250,000       249,710
  Federal Home Loan Bank, due 9/03/02.............      1.730    1,500,000     1,497,658
  Federal Home Loan Bank, due 9/13/02.............      1.729    1,100,000     1,097,764
  Federal Home Loan Bank, due 9/17/02.............      1.741    1,000,000       997,763
  Federal Home Loan Bank, due 9/24/02.............      1.729      900,000       897,703
  Federal Home Loan Mortgage Corp., due 8/08/02...      1.761      775,000       774,738
  Federal Home Loan Mortgage Corp., due 8/09/02...      1.727      500,000       499,811
  Federal Home Loan Mortgage Corp., due 8/15/02...      1.739      500,000       499,667
  Federal Home Loan Mortgage Corp., due 8/27/02...      1.728      800,000       799,017
  Federal National Mortgage Assoc., due 8/01/02...      1.761      990,000       990,000
  Federal National Mortgage Assoc., due 8/07/02...      1.772      900,000       899,738
  Federal National Mortgage Assoc., due 8/13/02...      1.716    1,000,000       999,436
  Federal National Mortgage Assoc., due 8/16/02...      1.729    1,000,000       999,290
  Federal National Mortgage Assoc., due 8/21/02...      1.730    1,700,000     1,698,390
  Federal National Mortgage Assoc., due 9/06/02...      1.740      500,000       499,143
  Federal National Mortgage Assoc., due 9/18/02...      1.731      725,000       723,354
  Federal National Mortgage Assoc., due
   10/16/02.......................................      1.710      900,000       896,807
                                                                             -----------
Total United States Government Agencies...........                            19,042,367
                                                                             -----------
Total Investments (98.78%)........................                            24,367,367
OTHER ASSETS LESS LIABILITIES (1.22%)
-----------------------------------------
  Cash, receivables, prepaid expenses and other
   assets, less liabilities.......................                               301,510
                                                                             -----------
Total Net Assets (100.00%)........................                           $24,668,877
                                                                             ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2002

1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
    EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

SECURITY VALUATION
    The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

    The Fund has entered into a master repurchase agreement arrangement with a bank. Through this arrangement, excess cash is deposited overnight, earning interest at a prevailing interest rate determined by the bank (.35% at July 31, 2002). Due to the highly liquid nature of this deposit, such amounts held at July 31, 2002, ($140,629) have been reported as cash. The repurchase agreement is collateralized by a government agency security.

INCOME AND INVESTMENT TRANSACTIONS
    The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS
    All of the Fund's net investment income and any realized gains on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's average daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00; and
(3) accounting fees, which are based on the Fund's average daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

    EquiTrust Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses, in excess of 1.50% of the Fund's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At July 31, 2002, FBL Financial Group, Inc. and its affiliated companies owned 1,779,538 shares in the Fund.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. Such deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of July 31, 2002 consisted of the following for financial reporting and tax-basis reporting purposes:

 Capital Stock (500,000,000 shares of $.001 par value
   Capital Stock authorized)............................    $     24,669
 Additional paid-in capital.............................      24,644,208
                                                            ------------
 Net Assets.............................................    $ 24,668,877
                                                            ============

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in Capital Stock were as follows:

                                                YEAR ENDED JULY 31,
                                ----------------------------------------------------
                                          2002                       2001
                                -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------
Shares sold...................   78,519,909  $ 78,519,909   83,100,096  $ 83,100,096
Shares issued in reinvestment
 of dividends and
 distributions................      294,065       294,065    1,295,477     1,295,477
Shares redeemed...............  (83,268,187)  (83,268,187) (85,581,463)  (85,581,463)
                                -----------  ------------  -----------  ------------
Net Decrease..................   (4,454,213) $ (4,454,213)  (1,185,890) $ (1,185,890)
                                ===========  ============  ===========  ============

6.  DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the year ended July 31, 2002 were paid as follows:

PAYABLE DATE
------------
August 31, 2001...................................    $      .0021
September 28, 2001................................           .0017
October 31, 2001..................................           .0013
November 30, 2001.................................           .0009
December 31, 2001.................................           .0007
January 31, 2002..................................           .0005
February 28, 2002.................................           .0005
March 28, 2002....................................           .0005
April 30, 2002....................................           .0006
May 31, 2002......................................           .0005
June 28, 2002.....................................           .0005
July 31, 2002.....................................           .0006
                                                      ------------
Total Dividends Per Share.........................    $      .0104
                                                      ============

    The tax character of dividends to shareholders during the years ended July 31, 2002 and 2001 was the same as for financial reporting purposes.

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                  YEAR ENDED JULY 31,
                                                --------------------------------------------------------
                                                  2002        2001        2000        1999        1998
                                                --------    --------    --------    --------    --------
Net asset value, beginning of year............  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
  Income From Investment Operations
    Net investment income.....................    0.010       0.043       0.044       0.039       0.043
                                                -------     -------     -------     -------     -------
  Total from investment operations............    0.010       0.043       0.044       0.039       0.043
                                                -------     -------     -------     -------     -------
  Less Distributions
    Dividends (from net investment income)....   (0.010)     (0.043)     (0.044)     (0.039)     (0.043)
                                                -------     -------     -------     -------     -------
  Total distributions.........................   (0.010)     (0.043)     (0.044)     (0.039)     (0.043)
                                                -------     -------     -------     -------     -------
Net asset value, end of year..................  $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                                =======     =======     =======     =======     =======
Total Return:
  Total investment return based on net asset
   value (1)..................................     1.04%       4.40%       4.51%       3.91%       4.44%

Ratios/Supplemental Data:
  Net assets, end of period ($000's
   omitted)...................................  $24,669     $29,123     $30,309     $31,374     $26,364
  Ratio of total expenses to average net
   assets.....................................     1.12%       1.20%       1.41%       1.30%       1.27%
  Ratio of net expenses to average net
   assets.....................................     1.10%       1.17%       1.37%       1.23%       1.27%
  Ratio of net investment income to average
   net assets.................................     1.07%       4.36%       4.42%       3.83%       4.40%

--------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

SEE ACCOMPANYING NOTES.

REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholders
EquiTrust Money Market Fund, Inc.

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EquiTrust Money Market Fund, Inc. as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EquiTrust Money Market Fund, Inc. at July 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Des Moines, Iowa
August 30, 2002

OFFICERS AND DIRECTORS

 NAME, ADDRESS AND AGE                                                                                          OTHER DIRECTORSHIPS
                          POSITION(S) HELD    TERM OF               PRINCIPAL OCCUPATION(S)   NUMBER OF         HELD BY DIRECTOR
                          WITH FUND           OFFICE &              DURING PAST FIVE YEARS    PORTFOLIOS IN
                                              LENGTH                                          FUND COMPLEX
                                              OF TIME                                         OVERSEEN BY
                                              SERVED(1)                                       DIRECTOR
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED PERSONS(2)
 Craig A. Lang(3)(50)     President and       Since 2002            Dairy Farmer; Chairman           13
                          Director                                  and Director, FBL
                                                                    Financial Group, Inc.;
                                                                    President and Director,
                                                                    Iowa Farm Bureau
                                                                    Federation and other
                                                                    affiliates of the
                                                                    foregoing; President,
                                                                    EquiTrust Life Insurance
                                                                    Company and other
                                                                    affiliates of the
                                                                    foregoing; Director,
                                                                    Western Agricultural
                                                                    Insurance Company and
                                                                    other affiliates of the
                                                                    foregoing; President and
                                                                    Trustee, EquiTrust
                                                                    Variable Insurance
                                                                    Series Fund; Member,
                                                                    Growmark, Inc.
                                                                    Coordinating Committee.

 William J. Oddy(3)(58)   Chief Executive     Since 1981            Chief Executive Officer          13         Director, American
                          Officer and                               and Management Director,                    Equity Investment
                          Director                                  FBL Financial Group,                        Life Insurance
                                                                    Inc.; Chief Executive                       Company, Berthel
                                                                    Officer, Farm Bureau                        Fisher & Company,
                                                                    Life Insurance Company                      Inc. and Berthel
                                                                    and other affiliates of                     Fisher & Company
                                                                    the foregoing; Chief                        Financial Services,
                                                                    Executive Officer and                       Inc.
                                                                    Director, EquiTrust Life
                                                                    Insurance Company and
                                                                    other affiliates of the
                                                                    foregoing, and RIK,
                                                                    Inc.; Chief Executive
                                                                    Officer and Manager,
                                                                    EquiTrust Marketing
                                                                    Services, LLC; Chief
                                                                    Executive Officer, Chief
                                                                    Finanicial Officer and
                                                                    Director, EquiTrust
                                                                    Investment Management
                                                                    Services, Inc.; Chief
                                                                    Executive Officer and
                                                                    Trustee, EquiTrust
                                                                    Variable Insurance
                                                                    Series Fund; President
                                                                    and Director, FBL Real
                                                                    Estate Ventures, Ltd.

 Stephen M. Morain (59)   Senior Vice         Since 1982            General Counsel and                         Director, Iowa
                          President, General                        Assistant Secretary,                        Agricultural Finance
                          Counsel and                               Iowa Farm Bureau                            Corporation and
                          Secretary                                 Federation; General                         Enterprise
                                                                    Counsel, Secretary and                      Corporation
                                                                    Director, Farm Bureau                       International;
                                                                    Management Corporation;                     Chairman, Edge
                                                                    Senior Vice President                       Technologies, Inc.
                                                                    and General Counsel, FBL
                                                                    Financial Group, Inc.
                                                                    and other affiliates of
                                                                    the foregoing; Senior
                                                                    Vice President, General
                                                                    Counsel and Director,
                                                                    EquiTrust Life Insurance
                                                                    Company and other
                                                                    affiliates of the
                                                                    foregoing; Senior
                                                                    Vice President, General
                                                                    Counsel and Manager,
                                                                    EquiTrust Marketing
                                                                    Services, LLC Senior
                                                                    Vice President, General
                                                                    Counsel and Secretary,
                                                                    EquiTrust Variable
                                                                    Insurance Series Fund
                                                                    and EquiTrust Money
                                                                    Market Fund, Inc.

 JoAnn Rumelhart (49)     Executive Vice      Since 2000            Executive Vice President
                          President                                 and General Manager,
                                                                    Farm Bureau Life
                                                                    Insurance Company;
                                                                    Executive Vice President
                                                                    and General Manager, FBL
                                                                    Financial Group, Inc.;
                                                                    Executive
                                                                    Vice President, General
                                                                    Manager and Director,
                                                                    EquiTrust Life Insurance
                                                                    Company and other
                                                                    affiliates of the
                                                                    foregoing;
                                                                    Vice President, Farm
                                                                    Bureau Mutual Insurance
                                                                    Company and other
                                                                    affiliates of the
                                                                    foregoing; Executive
                                                                    Vice President and
                                                                    Director, EquiTrust
                                                                    Investment Management
                                                                    Services, Inc.;
                                                                    Executive
                                                                    Vice President and
                                                                    Manager, EquiTrust
                                                                    Marketing Services, LLC;
                                                                    Executive
                                                                    Vice President,
                                                                    EquiTrust Variable
                                                                    Insurance Series Fund
                                                                    and EquiTrust Money
                                                                    Market Fund, Inc.

 James W. Noyce (47)      Chief Financial     Since 1996            Chief Financial Officer                     CEO and CFO, Western
                          Officer &                                 and Chief Administrative                    Computer Services,
                          Treasurer                                 Officer, FBL Financial                      Inc.
                                                                    Group, Inc. and other
                                                                    affiliates of the
                                                                    foregoing; Chief
                                                                    Financial Officer,
                                                                    Treasurer and Manager,
                                                                    EquiTrust Marketing
                                                                    Services, LLC; Chief
                                                                    Financial Officer and
                                                                    Treasurer, EquiTrust
                                                                    Variable Insurance
                                                                    Series Fund, Inc. and
                                                                    EquiTrust Money Market
                                                                    Fund, Inc.; Chief
                                                                    Financial Officer and
                                                                    Chief Administrative
                                                                    Officer and Director,
                                                                    EquiTrust Life Insurance
                                                                    Company and other
                                                                    affiliates of the
                                                                    foregoing; President,
                                                                    Treasurer and Director,
                                                                    FBL Leasing Services,
                                                                    Inc.; Vice President,
                                                                    Treasurer and Director,
                                                                    FBL Real Estate
                                                                    Ventures, Ltd. and other
                                                                    affiliates of the
                                                                    foregoing.

 NAME, ADDRESS AND AGE                                                                                          OTHER DIRECTORSHIPS
                          POSITION(S) HELD    TERM OF               PRINCIPAL OCCUPATION(S)   NUMBER OF         HELD BY DIRECTOR
                          WITH FUND           OFFICE &              DURING PAST FIVE YEARS    PORTFOLIOS IN
                                              LENGTH                                          FUND COMPLEX
                                              OF TIME                                         OVERSEEN BY
                                              SERVED(1)                                       DIRECTOR
 -----------------------------------------------------------------------------------------------------------------------------------
 Timothy J. Hoffman (52)  Chief               Since 1987            Senior Vice President,
                          Administrative                            FBL Financial Group Inc.
                          Officer                                   and other affiliates of
                                                                    the foregoing; Vice
                                                                    President and Director,
                                                                    EquiTrust Life Insurance
                                                                    Company and other
                                                                    affiliates foregoing;
                                                                    President, Treasurer and
                                                                    Director, Communication
                                                                    Providers, Inc.; Vice
                                                                    President, Farm Bureau
                                                                    Life Insurance Company
                                                                    and other affiliates of
                                                                    the foregoing; Chief
                                                                    Administrative Officer
                                                                    and Director, EquiTrust
                                                                    Investment Management
                                                                    Services, Inc.; Chief
                                                                    Administrative Officer
                                                                    and Manager, EquiTrust
                                                                    Marketing Services, LLC;
                                                                    Chief Administrative
                                                                    Officer, EquiTrust
                                                                    Variable Insurance
                                                                    Series Fund and
                                                                    EquiTrust Money Market
                                                                    Fund, Inc.

 John M. Paule (46)       Chief Marketing     Since 2000            Chief Marketing Officer,
                          Officer                                   FBL Financial Group,
                                                                    Inc. and other
                                                                    affiliates of the
                                                                    foregoing; Chief
                                                                    Marketing Officer and
                                                                    Director, EquiTrust
                                                                    Investment Management
                                                                    Services, Inc.; Chief
                                                                    Marketing Officer and
                                                                    Manager, EquiTrust
                                                                    Marketing Services, LLC.

 Lou Ann Sandburg (54)    Vice President-     Since 1999            Vice
                          Investments &                             President-Investments
                          Assistant                                 and Assistant Treasurer,
                          Treasurer                                 FBL Financial Group,
                                                                    Inc. and other
                                                                    affiliates of the
                                                                    foregoing;
                                                                    Vice President-Investments,
                                                                    Assistant Treasurer and
                                                                    Director, EquiTrust
                                                                    Investment Management
                                                                    Services, Inc.;
                                                                    Vice President,
                                                                    Assistant Treasurer and
                                                                    Manager, EquiTrust
                                                                    Marketing Services, LLC;
                                                                    Vice President, FBL
                                                                    Financial Services, Inc.
                                                                    and other affiliates of
                                                                    the foregoing;
                                                                    Vice President and
                                                                    Director, FBL Leasing
                                                                    Services, Inc.;
                                                                    Vice President,
                                                                    Secretary and Director,
                                                                    FBL Real Estate
                                                                    Ventures, Ltd.

 Dennis M. Marker (51)    Vice President-     Since 1982            Vice
                          Investment                                President-Investment
                          Administration &                          Administration, FBL
                          Assistant                                 Financial Group, Inc.
                          Secretary                                 and other affiliates of
                                                                    the foregoing; President
                                                                    and Director, EquiTrust
                                                                    Investment Management
                                                                    Services, Inc.;
                                                                    Vice President-Investment
                                                                    Administration and
                                                                    Manager, EquiTrust
                                                                    Marketing Services, LLC;
                                                                    Vice President and
                                                                    Director, FBL Leasing
                                                                    Services, Inc.; Vice
                                                                    President, Investment
                                                                    Administration and
                                                                    Assistant Secretary,
                                                                    EquiTrust Variable
                                                                    Insurance Series Fund
                                                                    and EquiTrust Money
                                                                    Market Fund, Inc.

 Sue A. Cornick (42)      Sr. Market Conduct  Since 1990            Sr. Market Conduct and
                          and Mutual Funds                          Mutual Funds Vice
                          Vice President &                          President and Secretary,
                          Assistant                                 EquiTrust Investment
                          Secretary                                 Management Services,
                                                                    Inc. and EquiTrust
                                                                    Marketing Services, LLC;
                                                                    Sr. Market Conduct and
                                                                    Mutual Funds
                                                                    Vice President and
                                                                    Assistant Secretary,
                                                                    EquiTrust Variable
                                                                    Insurance Series Fund
                                                                    and EquiTrust Money
                                                                    Market Fund, Inc.

 Kristi Rojohn (39)       Assistant           Since 1990            Investment Compliance
                          Secretary                                 Vice President and
                                                                    Assistant Secretary,
                                                                    EquiTrust Investment
                                                                    Management Services,
                                                                    Inc. and EquiTrust
                                                                    Marketing Services, LLC;
                                                                    Assistant Secretary,
                                                                    EquiTrust Variable
                                                                    Insurance Series Fund
                                                                    and EquiTrust Money
                                                                    Market Fund, Inc.

 NON-INTERESTED PERSONS
 Donald G. Bartling (75)  Director            Since 1980            Farmer; Partner,                 13
 25718 CR 6                                                         Bartling Brothers
 Herman, Nebraska 68029                                             Partnership (farming
                                                                    business)

 Erwin H. Johnson (59)    Director            Since 1989            Farmer; Owner and                13         Director, First
 1841 March Avenue                                                  Manager, Center View                        Security Bank and
 Charles City, Iowa                                                 Farms, Co.; Farm                            Trust Co. (Charles
 50616-9115                                                         Financial Planner; Iowa                     City, Iowa)
                                                                    State University
                                                                    Cooperative Extension
                                                                    Service Seed Sales;
                                                                    Syngenta; Director, Iowa
                                                                    4-H Foundation and Ag
                                                                    Ventures Alliance;
                                                                    Council Member, West St.
                                                                    Charles United Methodist
                                                                    Church

 NAME, ADDRESS AND AGE                                                                                          OTHER DIRECTORSHIPS
                          POSITION(S) HELD    TERM OF               PRINCIPAL OCCUPATION(S)   NUMBER OF         HELD BY DIRECTOR
                          WITH FUND           OFFICE &              DURING PAST FIVE YEARS    PORTFOLIOS IN
                                              LENGTH                                          FUND COMPLEX
                                              OF TIME                                         OVERSEEN BY
                                              SERVED(1)                                       DIRECTOR
 -----------------------------------------------------------------------------------------------------------------------------------
 Kenneth Kay (58)         Director            Since 1996            President, K-Ranch Inc.          13         Director, First
 51606 590th Street                                                                                             Whitney Bank & Trust
 Atlantic, Iowa                                                                                                 (Atlantic, Iowa)
 50022-8233

 Curtis C. Pietz (68)     Director            Since 1986            Retired Farmer;                  13
 R.R. 3 Box 79                                                      Investor; Farm
 Lakefield, Minnesota                                               Management; Director of
 56150                                                              Agricultural Finance,
                                                                    Minnesota Department of
                                                                    Agriculture.

The Statement of Additional Information (SAI) includes additional information about Fund directors and is available upon request without charge. To request a copy of the SAI, please call 1-877-860-2904 M-F 8:00 am to 4:30 pm.

 1 Officers are elected annually and their terms continue until they are replaced or resign.
 2 All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.
 3 An interested person is defined as a person who knowingly has any direct or indirect beneficial interest in, or who is designated as trustee, executor, or guardian of any legal interest in, any security issued either by such investment adviser or principal underwriter or by a controlling person of such investment adviser or principal underwriter.

                                       14